Debt Securities in Issue - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of debt securities in issue [line items]
Increase (decrease) in debt securities	€ 7,100
Commercial paper [member]
Disclosure of debt securities in issue [line items]
Increase (decrease) in debt securities	6,300
Unused line of credit including payment of borrowings related to debt securities	5,750	€ 12,015
Long term maturity bonds [member]
Disclosure of debt securities in issue [line items]
Increase (decrease) in debt securities	5,900
Certificates of deposit [member]
Disclosure of debt securities in issue [line items]
Increase (decrease) in debt securities	3,800
Covered bonds [member]
Disclosure of debt securities in issue [line items]
Increase (decrease) in debt securities	2,800
Other debt securities [member]
Disclosure of debt securities in issue [line items]
Increase (decrease) in debt securities	€ 900